Income Taxes - Movements in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements in deferred tax assets and liabilities
As at January 1	$ (3,548)	$ (2,343)	$ (4,256)
Utilization of previously recognized withholding tax on undistributed earnings	5,148	2,323	3,390
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of PRC entities	(3,153)	(3,962)	(1,894)
Deferred tax on amortization of intangible assets	19	18	18
Deferred tax on temporary differences, tax loss carried forward and research tax credits	7,852	663	267
Divestment of an equity investee	370
Exchange differences	(52)	(247)	132
As at December 31		$ (3,548)	$ (2,343)
As at December 31	$ 6,636